CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net Income	$ 618,158		$ 107,681		$ 216,691
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	228,072		325,424		170,016
Goodwill impairment losses	0		0		3,801
Amortization of intangibles	9,326		9,378		12,144
Depreciation and amortization of premises and equipment	53,300		48,364		46,874
Net accretion of discounts and amortization of premiums and deferred fees	(87,154)		(22,310)		(40,786)
Share-based compensation	10,521		0		0
Impairment losses on long-lived assets	272		4,784		0
Other-than-temporary impairment on investment securities	0		8,299		209
Fair value adjustments on mortgage servicing rights	8,477		36,519		25,336
FDIC loss share (income) expense	(94,725)		10,066		207,779
Adjustments (expense) to indemnity reserves on loans sold	12,959		22,377		17,285
Earnings from investments under the equity method, net of dividends or distributions	(24,217)		(18,247)		(14,405)
Deferred income tax (benefit) expense	(12,320)		207,428		61,574
Loss (gain) on:
Disposition of premises and equipment and other productive assets	15,984		4,281		4,094
Proceeds from insurance claims	(20,147)		0		0
Early extinguishment of debt	12,522		0		0
Sale and valuation adjustments of debt securities	0		(83)		(39)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(9,681)		(16,670)		(35,517)
Sale of foreclosed assets, including write-downs	6,833		21,715		19,357
Acquisitions of loans held-for-sale	(232,264)		(244,385)		(310,217)
Proceeds from sale of loans held-for-sale	66,687		69,464		89,887
Net originations on loans held-for-sale	(254,582)		(315,522)		(510,783)
Net decrease (increase) in:
Trading debt securities	458,447		503,108		754,478
Equity securities	(1,622)		(1,269)		8,487
Accrued income receivable	49,288		(75,802)		(13,808)
Other assets	264,841		(65,844)		(47,130)
Net (decrease) increase in:
Interest payable	(9,786)		2,549		165
Pension and other postretirement benefits obligation	4,558		(13,100)		(55,678)
Other liabilities	(226,244)		28,279		(13,241)
Total adjustments	229,345		528,803		379,882
Net cash provided by operating activities	847,503		636,484		596,573
Cash flows from investing activities:
Net increase (decrease) in money market investments	1,083,515		(2,366,932)		(713,538)
Purchases of investment securities:
Available-for-sale	(10,050,165)		(4,139,650)		(3,407,779)
Equity	(13,068)		(29,672)		(14,130)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	6,946,209		2,023,295		1,227,966
Held-to-maturity	7,280		6,232		4,588
Equity	0		0		9,539
Proceeds from sale of investment securities:
Available-for-sale	0		14,423		4,815
Equity	24,209		30,250		0
Net repayments (disbursements) on loans	(6,665)		(398,676)		(267,205)
Proceeds from sale of loans	29,669		415		141,363
Acquisition of loan portfolios	(601,550)		(535,534)		(535,445)
Net payments (to) from FDIC under loss sharing agreements	(25,012)		(7,679)		98,518
Net cash received and acquired from business combination	(1,843,333)		0		0
Acquisition of premises and equipment	(80,549)		(62,697)		(100,320)
Proceeds from insurance claims	20,147		0		0
Proceeds from sale of:
Premises and equipment and other productive assets	9,185		9,753		8,897
Foreclosed assets	105,371		96,540		83,357
Net cash used in investing activities	(4,390,667)		(5,351,738)		(3,454,526)
Net increase (decrease) in:
Deposits	4,259,651		4,954,105		3,286,428
Assets sold under agreements to repurchase	(109,391)		(88,505)		(282,719)
Other short-term borrowings	(96,167)		95,008		0
Payments of notes payable	(755,966)		(95,607)		(254,816)
Payments for debt extinguishment	(12,522)		0		0
Proceeds from issuance of notes payable	473,819		55,000		165,047
Proceeds from issuance of common stock	7,268		7,016		7,437
Dividends paid	(105,441)		(95,910)		(65,932)
Net payments for repurchase of common stock	(125,264)		(75,664)		(563)
Payments related to tax witholding for share-based compensation	(2,201)		(1,756)		(1,623)
Net cash provided by financing activities	3,533,786		4,753,687		2,853,259
Net (decrease) increase in cash and due from banks, and restricted cash	(9,378)		38,433		(4,694)
Cash and due from banks and restricted cash at beginning of period	412,629	[1]	374,196		378,890
Cash and due from banks and restricted cash at end of period	$ 403,251	[1]	$ 412,629	[1]	$ 374,196

[1]	Refer to Note 5 - Restrictions on cash and due from banks and certain securities for nature of restrictions.